Acquisitions	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Acquisitions

14.	Acquisitions

(a)	Acquisition of Gentung

On November 14, 2025 Almonty acquired a 100% ownership interest in US Tungsten Inc (“Gentung”) from a privately owned United States (the “U.S.”) based minerals explorer. Gentung is the 100% owner of various rights and interest comprising the Gentung Tungsten Project. The project is located in Beaverhead County, Montana.

Almonty acquired 100% of the shares of Gentung. The fair value of the consideration transferred comprised USD$9,000,000, for which the Company issued 1,347,305 shares at a deemed issue price of CAD9.25 per share, and a paid cash payment of US$750 (CAD1,043), resulting in total consideration of US$9,750 (CAD$13,506).

The acquisition does not meet the definition of a business in accordance with AASB 3 Business Combinations, as it satisfied the asset concentration test. Accordingly, the transaction has been accounted for as an asset acquisition. Under this approach, the consideration transferred has been allocated to the identifiable assets acquired on a relative fair value basis.

The allocation of the purchase consideration to the identifiable assets acquired is set out below:

Fair value at acquisition date
Assets acquired
Exploration and Evaluation assets	$13,506
Total assets	$13,506

Liabilities assumed
Nil	$-
Total liabilities	$-
Net assets acquired	$13,506

Consideration:
Cash	$1,043 (US$750)
Common shares	$12,463 (US$9,000)
Total consideration	$13,506 (US$9,750)

Transaction costs of $30 were capitalized to the assets acquired.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

(b)	Acquisition of Apex

On November 15, 2025 Almonty acquired 100% ownership interest in Apex Garnet Inc (“Apex”) from a privately owned U.S. based minerals explorer. Apex is the 100% owner of various assets for use in the processing of tungsten for the Gentung Tungsten Project. Apex holds a number of assets including, but not limited to, a plan permit, water rights and tungsten mining equipment for use in the processing of tungsten.

Almonty acquired 100% of the shares of Apex. The fair value of the consideration transferred comprised the payment of US$250 (CA$348) cash.

The acquisition does not meet the definition of a business in accordance with AASB 3 Business Combinations, as it satisfied the asset concentration test. Accordingly, the transaction has been accounted for as an asset acquisition. Under this approach, the consideration transferred has been allocated to the identifiable assets acquired on a relative fair value basis.

The allocation of the purchase consideration to the identifiable assets acquired is set out below:

Fair value at acquisition date
Assets acquired
Exploration and Evaluation assets	$348
Restoration Provisions asset	$250
Total assets	$598

Liabilities assumed
Rehabilitation provision	$250
Total liabilities	$250
Net assets acquired	$348

Consideration:
Cash	$348
Total consideration	$348 (US$250)

Transaction costs of $3 were capitalized to the assets acquired.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)